Schedule of Investments
March 31, 2021 (unaudited)
Frank Value Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 48.85%

Apparel & Other Finished Prods of Fabrics & Similar Material - 3.45%
Under Armour, Inc. Class C (2)	30,254	558,489

Cable & Other Pay Television Subscriptions - 1.98%
Liberty Latin America Ltd. Class C (2)	24,758	321,359

Cigarettes - 6.88%
Altria Group, Inc.	11,715	599,340
Philip Morris International, Inc.	5,807	515,313

		1,114,653

Gold and Silver Ores - 7.51%
Barrick Gold Corp.	29,365	581,427
Newmont Goldcorp Corp.	10,562	636,572

		1,217,999

Hotels, Rooming Houses, Camps - 2.52%
Civeo Corp. (2)	26,650	408,012

Oil & Gas Field Machinery & Equipment - 8.28%
Dril-Quip, Inc. (2)	10,782	358,286
Now, Inc. (2)	97,539	984,168

		1,342,454

Petroleum Refining - 1.98%
CVR Energy, Inc. (2)	16,767	321,591

Services-Computer Programming, Data Processing, Etc. - 5.24%
Twitter, Inc. (2)	13,350	849,460

Services-Advertising Agencies - 3.39%
Omnicom Group, Inc.	7,406	549,155

Services-Business Services, NE - 3.59%
EBay, Inc.	9,493	581,351

Services - Personal Services - 4.04%
H&R Block, Inc.	30,035	654,763

Total Common Stock	(Cost $ 5,569,390)	7,919,286

Corporate Bonds (7) - 2.90%

GameStop Corp. 10.000%, 03/15/2023 (2)	450,000	470,250

Total Corporate Bonds	(Cost $ 450,296)	470,250

Exchange-Traded Funds (8) - 11.59%

PIMCO 25+ Year Zero Coupon US Treasury Index ETF	300	39,579
Sprott Physical Gold Trust ETF (2)	102,944	1,380,479
Vanguard Extended Duration Treasury ETF (2)	3,657	458,990

Total Registered Investment Companies	(Cost $ 1,807,857)	1,879,048

U.S. Government Obligations (7) - 16.15%

U.S. Treasury Note Bond, 1.125%, 09/30/2021	1,000,000	1,005,391
U.S. Treasury Strips Principal 0.000%, 02/15/2050	2,083,186	1,613,382

Total U.S. Government Obligations	(Cost $ 3,110,672)	2,618,773

Money Market Registered Investment Companies - 19.90%

Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - 0.01% (5)	3,225,896	3,225,896

Total Money Market Registered Investment Companies	(Cost $ 3,225,896)	3,225,896

Total Investments - 99.40%	(Cost $ 10,995,243)	16,113,253

Other Assets less Liabilities - .60%		97,287

Total Net Assets - 100.00%		16,210,540

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$13,024,230	$-
Level 2 - Other Significant Observable Inputs	3,089,023	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$16,113,253	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2021.
(5) Variable rate security; the coupon rate shown represents the yield at March 31, 2021.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 2 security.
(8) Exchange-traded fund.
(9) Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.